Postretirement health care benefit plan with an accumulated benefit obligation in excess of plan assets (Detail) (Other Postretirement Benefit Plans Defined Benefit [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Other Postretirement Benefit Plans Defined Benefit [Member]
Postretirement Health Care Benefit Plan With An Accumulated Benefit Obligation In Excess Of Plan Assets Table Text Block [Line Items]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	$ 161,818	$ 145,732
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	161,818	145,732
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	$ 0	$ 0